ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2012
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

Note 6—Accounts receivable

The components of accounts receivable under long-term contracts are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
U.S. government contracts:
Amounts billed	$48,387	$64,672	$50,925	$62,093
Recoverable costs and accrued profits on progress completed—not billed	95,764	50,748	54,403	43,022

	144,151	115,420	105,328	105,115
Commercial customers:
Amounts billed	42,745	24,384	31,753	41,907
Recoverable costs and accrued profits on progress completed—not billed	168,791	91,322	92,897	89,087

	211,536	115,706	124,650	130,994

	355,687	231,126	229,978	236,109
Less unbilled amounts not currently due—commercial customers	(22,070)	(23,700)	(28,080)	(13,400)

	$333,617	$207,426	$201,898	$222,709

A portion of recoverable costs and accrued profits on progress completed is billable under progress or milestone payment provisions of the related contracts. The remainder of these amounts is billable upon delivery of products or furnishing of services, with an immaterial amount subject to retainage provisions of the contracts. Contract terms, including payment terms on our long-term development contracts are generally customized for each contract based upon negotiations with the respective customer. It is anticipated that we will bill and collect substantially the entire unbilled portion of receivables identified as current assets under progress billing provisions of the contracts or upon completion of milestones and/or acceptance by the customers during fiscal 2013. The amount classified as not currently due is an estimate of the amount of long-term contract accounts receivable that will not be collected within one year from September 30, 2012 under transportation systems contracts in the U.S., Australia and the U.K. The non-current balance at September 30, 2011 represented non-current amounts due from customers in the same countries. The non-current balances at September 30, 2010 and 2009 relate to transportation systems contracts in the U.S., Australia and the U.K., and a defense systems contract in Canada.